Other expenses and finance costs - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Other expenses
Royalty obligation expense (note 12)	$ 7,200		$ 0
Revaluation adjustment on contingent consideration (note 11)	1,185		236
Proxy contest costs	720		0
Foreign exchange gain	(60)		(67)
Gain on derecognition of right-of-use asset	(54)	$ (54)	0
Other expense (income) (note 13)	8,991		169
Finance costs
Interest expense	39		0
Finance costs	$ 39		$ 0